Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 7.3%
16,302		Ampol Ltd.	$332,364	0.0
204,629		ANZ Group Holdings Ltd.	3,153,355	0.3
80,716		APA Group - Stapled Security	548,320	0.1
40,622		Aristocrat Leisure Ltd.	1,015,651	0.1
13,244		ASX Ltd.	578,374	0.1
125,922		Aurizon Holdings Ltd.	283,622	0.0
61,848		BHP Group Ltd.	1,955,256	0.2
284,702		BHP Group Ltd. British	9,043,824	0.9
31,741		BlueScope Steel Ltd.	429,626	0.0
94,997		Brambles Ltd.	856,516	0.1
4,500		Cochlear Ltd.	716,401	0.1
91,559		Coles Group Ltd.	1,106,276	0.1
115,922		Commonwealth Bank of Australia	7,653,800	0.7
37,171		Computershare Ltd.	539,916	0.1
32,988		CSL Ltd.	6,388,792	0.6
73,579		Dexus	372,002	0.0
11,085		EBOS Group Ltd.	323,017	0.0
98,016	(1)	Endeavour Group Ltd./Australia	445,315	0.0
115,847	(1)	Fortescue Metals Group Ltd.	1,741,360	0.2
115,778		Goodman Group	1,469,203	0.1
131,044		GPT Group	374,491	0.0
14,281		IDP Education Ltd.	263,177	0.0
46,624		IGO Ltd.	399,807	0.0
168,636		Insurance Australia Group Ltd.	530,814	0.1
47,440	(1)	Lendlease Corp., Ltd. - Stapled Security	230,872	0.0
152,264		Lottery Corp. Ltd./The	523,690	0.1
25,117		Macquarie Group Ltd.	2,973,841	0.3
188,400		Medibank Pvt Ltd.	425,156	0.0
11,684		Mineral Resources Ltd.	631,600	0.1
269,934		Mirvac Group	378,074	0.0
215,670		National Australia Bank Ltd.	4,018,653	0.4
61,138		Newcrest Mining Ltd.	1,091,336	0.1
79,307		Northern Star Resources Ltd.	650,329	0.1
31,285		Orica Ltd.	323,187	0.0
117,852		Origin Energy Ltd.	656,327	0.1
174,326	(1)	Pilbara Minerals Ltd.	463,777	0.0
63,221	(2)	Qantas Airways Ltd.	282,184	0.0
101,568		QBE Insurance Group Ltd.	994,403	0.1
12,526	(1)	Ramsay Health Care Ltd.	559,701	0.1
3,615		REA Group Ltd.	337,075	0.0
15,467	(1)	Reece Ltd.	181,270	0.0
25,395		Rio Tinto Ltd.	2,040,480	0.2
215,887		Santos Ltd.	993,598	0.1
355,071		Scentre Group	657,265	0.1
23,053	(1)	Seek Ltd.	372,654	0.0
31,242		Sonic Healthcare Ltd.	732,404	0.1
313,799		South32 Ltd. - AUD	919,659	0.1
163,305		Stockland	437,297	0.0
86,475		Suncorp Group Ltd.	702,620	0.1
276,651		Telstra Group Ltd.	783,309	0.1
210,355		Transurban Group - Stapled Security	2,008,549	0.2
49,381		Treasury Wine Estates Ltd.	433,505	0.0
264,706		Vicinity Centres	346,195	0.0
14,816	(1)	Washington H Soul Pattinson & Co. Ltd.	300,272	0.0
77,612		Wesfarmers Ltd.	2,623,167	0.3
239,510		Westpac Banking Corp.	3,487,167	0.3
10,068		WiseTech Global Ltd.	443,532	0.0
70,921		Woodside Energy Group Ltd.	1,584,385	0.2
51,446		Woodside Energy Group Ltd. (WDSL)	1,151,572	0.1
83,219		Woolworths Group Ltd.	2,115,649	0.2
			77,376,033	7.3

		Austria: 0.2%
23,522		Erste Group Bank AG	779,272	0.1
10,075		OMV AG	462,678	0.1
4,658		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	405,167	0.0
7,939		Voestalpine AG	269,949	0.0
			1,917,066	0.2

		Belgium: 0.9%
11,033		Ageas SA/NV	477,271	0.0
59,420	(1)	Anheuser-Busch InBev SA/NV	3,960,948	0.4
1,702		D'ieteren Group	331,180	0.0
2,262		Elia Group SA/NV	298,713	0.0
6,803		Groupe Bruxelles Lambert NV	580,571	0.1
17,111		KBC Group NV	1,175,715	0.1
1,054	(1)	Sofina SA	236,726	0.0
5,070		Solvay S.A.	579,839	0.1
8,649		UCB S.A.	773,018	0.1
14,328		Umicore SA	486,026	0.1
11,163		Warehouses De Pauw CVA	331,946	0.0
			9,231,953	0.9

		China: 0.5%
252,917		BOC Hong Kong Holdings Ltd.	787,395	0.1
117,800	(1),(3)	Budweiser Brewing Co. APAC Ltd.	358,504	0.0
4,079	(2)	Futu Holdings Ltd. ADR	211,496	0.0
54,832		Prosus NV	4,293,587	0.4
			5,650,982	0.5

		Denmark: 3.0%
212	(1)	AP Moller - Maersk A/S - Class A	376,098	0.0
344		AP Moller - Maersk A/S - Class B	625,292	0.1
6,659		Carlsberg A/S	1,033,257	0.1
7,216		Chr Hansen Holding A/S	548,925	0.0
8,127		Coloplast A/S	1,070,060	0.1
47,185	(2)	Danske Bank A/S	949,305	0.1
6,304	(2)	Demant A/S	221,311	0.0
12,806	(1)	DSV A/S	2,483,052	0.2
4,507	(2)	Genmab A/S	1,703,670	0.2
113,248		Novo Nordisk A/S	17,986,204	1.7
13,992	(1)	Novozymes A/S	716,435	0.1
12,941	(1),(3)	Orsted A/S	1,103,453	0.1
6,206		Pandora A/S	595,703	0.1
626	(1)	ROCKWOOL A/S	153,506	0.0
24,632		Tryg A/S	538,593	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

69,085	(1)	Vestas Wind Systems A/S	2,013,442	0.2
			32,118,306	3.0

		Finland: 1.2%
9,730		Elisa OYJ	586,833	0.1
30,691	(1)	Fortum OYJ	470,143	0.0
18,685		Kesko OYJ	401,567	0.0
23,252		Kone Oyj	1,212,691	0.1
45,368		Metso Outotec Oyj	495,393	0.1
28,942		Neste Oyj	1,429,854	0.1
370,194	(1)	Nokia OYJ - Finland	1,817,248	0.2
226,320		Nordea Bank Abp	2,416,712	0.2
7,313		Orion Oyj	326,877	0.0
32,820		Sampo OYJ	1,548,623	0.2
37,703		Stora Enso OYJ	490,513	0.1
36,513	(1)	UPM-Kymmene OYJ	1,226,404	0.1
32,384		Wartsila OYJ	305,618	0.0
			12,728,476	1.2

		France: 11.4%
11,696	(2)	Accor S.A.	380,251	0.0
2,031	(2)	Aeroports de Paris	289,950	0.0
35,805		Air Liquide SA	5,993,379	0.6
21,876	(1)	Alstom SA	595,605	0.1
4,184	(1),(3)	Amundi SA	263,631	0.0
4,107		Arkema SA	405,514	0.0
128,677		AXA S.A.	3,926,928	0.4
2,865	(1)	BioMerieux	302,019	0.0
75,996		BNP Paribas	4,538,317	0.4
60,550	(1)	Bollore SE	374,300	0.0
15,371		Bouygues SA	518,406	0.1
20,113		Bureau Veritas SA	577,899	0.1
11,204		Capgemini SE	2,082,110	0.2
40,616		Carrefour S.A.	821,161	0.1
33,519		Cie de Saint-Gobain	1,905,349	0.2
46,410		Cie Generale des Etablissements Michelin SCA	1,418,680	0.1
3,242	(1)	Covivio SA/France	188,589	0.0
83,256		Credit Agricole SA	939,231	0.1
43,922		Danone	2,732,998	0.3
1,713		Dassault Aviation SA	338,885	0.0
45,597		Dassault Systemes SE	1,880,932	0.2
17,074		Edenred	1,010,525	0.1
5,699		Eiffage SA	616,725	0.1
124,947		Engie SA	1,977,257	0.2
19,895		EssilorLuxottica SA	3,587,540	0.3
2,981		Eurazeo SE	212,190	0.0
3,145		Gecina S.A.	326,454	0.0
30,100		Getlink SE	495,738	0.1
2,167		Hermes International	4,388,751	0.4
2,580		Ipsen SA	284,090	0.0
5,122		Kering SA	3,341,751	0.3
14,718	(1)	Klepierre SA	333,691	0.0
7,186	(3)	La Francaise des Jeux SAEM	299,497	0.0
18,253		Legrand S.A.	1,667,826	0.2
16,523		L'Oreal S.A.	7,383,214	0.7
18,935		LVMH Moet Hennessy Louis Vuitton SE	17,380,673	1.6
136,480		Orange SA	1,621,413	0.2
14,117		Pernod Ricard SA	3,196,539	0.3
15,629		Publicis Groupe	1,220,002	0.1
1,615		Remy Cointreau SA	294,066	0.0
13,150	(2)	Renault S.A.	535,946	0.1
23,382		Safran S.A.	3,461,408	0.3
78,037		Sanofi	8,465,390	0.8
1,892		Sartorius Stedim Biotech	580,459	0.1
37,115		Schneider Electric SE	6,202,831	0.6
1,704	(1)	SEB SA	193,889	0.0
55,233	(1)	Societe Generale	1,244,480	0.1
6,052		Sodexo SA	591,105	0.1
4,044		Teleperformance	977,173	0.1
7,300		Thales S.A.	1,079,287	0.1
170,215	(1)	TotalEnergies SE	10,036,553	0.9
8,069	(1),(2)	Unibail-Rodamco-Westfield	434,163	0.0
14,159		Valeo	290,541	0.0
45,529		Veolia Environnement	1,404,903	0.1
36,817		Vinci SA	4,220,808	0.4
49,293	(1)	Vivendi SE	498,431	0.1
1,823		Wendel SE	192,764	0.0
16,364	(2),(3)	Worldline SA/France	695,449	0.1
			121,217,656	11.4

		Germany: 7.9%
11,082		Adidas AG	1,964,542	0.2
27,591		Allianz SE	6,369,025	0.6
68,346	(1)	Aroundtown SA	97,704	0.0
62,833		BASF SE	3,298,663	0.3
67,207		Bayer AG	4,293,310	0.4
22,650		Bayerische Motoren Werke AG	2,482,420	0.2
5,603		Bechtle AG	268,315	0.0
6,896		Beiersdorf AG	897,087	0.1
10,569		Brenntag SE	795,386	0.1
2,753		Carl Zeiss Meditec AG	383,471	0.0
72,822	(2)	Commerzbank AG	766,691	0.1
7,525		Continental AG	563,846	0.1
13,217	(3)	Covestro AG	547,362	0.1
30,964	(2)	Daimler Truck Holding AG	1,045,009	0.1
11,755	(2),(3)	Delivery Hero SE	401,023	0.0
141,387		Deutsche Bank AG	1,437,799	0.1
12,998		Deutsche Boerse AG	2,530,854	0.2
40,891	(2)	Deutsche Lufthansa AG	454,812	0.0
67,811		Deutsche Post AG	3,175,986	0.3
221,729		Deutsche Telekom AG	5,373,026	0.5
153,588		E.ON AG	1,915,975	0.2
14,345		Evonik Industries AG	301,808	0.0
14,051		Fresenius Medical Care AG & Co. KGaA	596,387	0.1
28,898		Fresenius SE & Co. KGaA	780,343	0.1
10,362		GEA Group AG	472,691	0.0
4,125		Hannover Rueck SE	806,773	0.1
9,907		HeidelbergCement AG	723,385	0.1
11,173	(2)	HelloFresh SE	266,447	0.0
7,109		Henkel AG & Co. KGaA	517,159	0.1
89,337		Infineon Technologies AG	3,668,658	0.3
4,962		Knorr-Bremse AG	330,525	0.0
5,070		LEG Immobilien SE	278,628	0.0
54,890		Mercedes-Benz Group AG	4,221,212	0.4
8,841		Merck KGaA	1,648,278	0.2
3,656		MTU Aero Engines AG	914,881	0.1
9,584		Muenchener Rueckversicherungs-Gesellschaft AG	3,350,924	0.3
3,951		Nemetschek SE	272,742	0.0
7,222		Puma SE	447,711	0.0
356		Rational AG	239,299	0.0
2,980		Rheinmetall AG	882,830	0.1
43,947		RWE AG	1,890,977	0.2
71,435		SAP SE	9,020,174	0.9
5,486	(3)	Scout24 SE	326,303	0.0
52,333		Siemens AG	8,478,187	0.8
35,532	(1),(2)	Siemens Energy AG	783,537	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

19,291	(3)	Siemens Healthineers AG	1,112,170	0.1
9,084		Symrise AG	988,561	0.1
71,221		Telefonica Deutschland Holding AG	219,237	0.0
6,018		United Internet AG	103,739	0.0
2,019		Volkswagen AG	346,311	0.0
48,999		Vonovia SE	922,891	0.1
15,321	(2),(3)	Zalando SE	642,114	0.1
			84,617,188	7.9

		Hong Kong: 2.4%
808,899		AIA Group Ltd.	8,483,214	0.8
135,699		CK Asset Holdings Ltd.	822,698	0.1
183,699		CK Hutchison Holdings Ltd.	1,136,481	0.1
42,902		CK Infrastructure Holdings Ltd.	233,424	0.0
112,365		CLP Holdings Ltd.	811,964	0.1
136,400	(1),(3)	ESR Group Ltd.	244,604	0.0
138,823		Hang Lung Properties Ltd.	259,767	0.0
52,336		Hang Seng Bank Ltd.	743,973	0.1
99,059		Henderson Land Development Co., Ltd.	342,724	0.0
258,867		HKT Trust & HKT Ltd. - Stapled Security	343,640	0.0
766,181		Hong Kong & China Gas	674,556	0.1
82,388		Hong Kong Exchanges and Clearing Ltd.	3,651,826	0.4
75,533		Hongkong Land Holdings Ltd. - HKHGF	332,305	0.0
600		Hongkong Land Holdings Ltd. - HKL	2,640	0.0
10,904		Jardine Matheson Holdings Ltd. (SGX:J36)	530,395	0.1
173,032		Link REIT	1,112,636	0.1
106,144		MTR Corp.	512,282	0.1
103,273		New World Development Co. Ltd.	276,834	0.0
94,845		Power Assets Holdings Ltd.	508,827	0.1
236,626		Sino Land Co.	319,994	0.0
93,000		SITC International Holdings Co. Ltd.	199,872	0.0
98,971		Sun Hung Kai Properties Ltd.	1,386,545	0.1
33,120		Swire Pacific Ltd. - Class A	254,527	0.0
80,025		Swire Properties Ltd.	205,961	0.0
94,000		Techtronic Industries Co., Ltd.	1,018,501	0.1
570,500	(3)	WH Group Ltd.	340,102	0.0
114,361		Wharf Real Estate Investment Co. Ltd.	658,419	0.1
126,000		Xinyi Glass Holding Co. Ltd.	225,401	0.0
			25,634,112	2.4

		Ireland: 0.8%
73,155		AIB Group PLC	296,099	0.0
73,221		Bank of Ireland Group PLC	740,876	0.1
38,035		CRH PLC	1,921,547	0.2
6,753		DCC PLC	393,639	0.0
11,433	(2)	Flutter Entertainment PLC	2,080,488	0.2
30,487	(1)	James Hardie Industries SE	656,194	0.1
10,896	(1)	Kerry Group PLC - KYG	1,086,611	0.1
10,566		Kingspan Group Plc	724,042	0.1
16,911		Smurfit Kappa PLC	613,366	0.0
			8,512,862	0.8

		Israel: 0.7%
2,903		Azrieli Group Ltd.	166,802	0.0
86,880		Bank Hapoalim BM	723,059	0.1
105,611		Bank Leumi Le-Israel BM	798,925	0.1
141,892		Bezeq Israeli Telecommunication Corp., Ltd.	193,178	0.0
6,863	(2)	Check Point Software Technologies	892,190	0.1
2,785	(2)	CyberArk Software Ltd.	412,124	0.0
1,820		Elbit Systems Ltd.	309,965	0.0
3,844		First International Bank Of Israel Ltd.	136,069	0.0
48,502		ICL Group Ltd.	328,629	0.0
84,623		Israel Discount Bank Ltd.	415,687	0.1
10,555		Mizrahi Tefahot Bank Ltd.	330,887	0.1
4,346	(2)	Nice Ltd.	990,012	0.1
75,979	(2)	Teva Pharmaceutical Industries Ltd. ADR	672,414	0.1
7,476	(2)	Tower Semiconductor Ltd.	318,686	0.0
3,917	(2)	Wix.com Ltd.	390,917	0.0
			7,079,544	0.7

		Italy: 2.1%
8,518	(1)	Amplifon S.p.A.	295,240	0.0
75,988	(1)	Assicurazioni Generali S.p.A.	1,514,038	0.2
35,759	(1)	Davide Campari-Milano NV	436,327	0.1
1,722	(1)	DiaSorin SpA	181,469	0.0
556,398		Enel S.p.A.	3,393,459	0.3
171,027	(1)	ENI S.p.A.	2,385,216	0.2
25,448		Ermenegildo Zegna NV	347,111	0.1
8,623		Ferrari NV	2,336,703	0.2
41,738		FinecoBank Banca Fineco SpA	639,475	0.1
22,990	(1),(3)	Infrastrutture Wireless Italiane SpA	302,051	0.0
1,104,162	(1)	Intesa Sanpaolo SpA	2,833,781	0.3
40,617		Mediobanca Banca di Credito Finanziario SpA	408,159	0.0
14,042		Moncler SpA	969,907	0.1
40,378	(2),(3)	Nexi SpA	328,159	0.0
35,740	(3)	Poste Italiane SpA	364,463	0.0
17,426		Prysmian SpA	731,733	0.1
7,153		Recordati Industria Chimica e Farmaceutica SpA	302,569	0.0
137,949		Snam SpA	731,414	0.1
681,643	(1),(2)	Telecom Italia S.p.A. - TIT	224,796	0.0
96,252		Terna - Rete Elettrica Nazionale	789,981	0.1
131,422	(1)	UniCredit SpA	2,477,035	0.2
			21,993,086	2.1

		Japan: 21.3%
12,400		Advantest Corp.	1,149,558	0.1
44,780		Aeon Co., Ltd.	868,768	0.1
13,221		AGC, Inc.	492,891	0.1
10,211	(1)	Aisin Corp.	281,441	0.0
31,228		Ajinomoto Co., Inc.	1,086,356	0.1
11,089	(1),(2)	ANA Holdings, Inc.	241,019	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

31,258		Asahi Group Holdings, Ltd.	1,163,361	0.1
14,900		Asahi Intecc Co. Ltd.	263,257	0.0
85,853	(1)	Asahi Kasei Corp.	601,324	0.1
125,620		Astellas Pharma, Inc.	1,784,723	0.2
8,000		Azbil Corp.	219,116	0.0
41,079		Bandai Namco Holdings, Inc.	885,628	0.1
9,000		BayCurrent Consulting, Inc.	373,663	0.0
39,043		Bridgestone Corp.	1,586,032	0.2
15,886		Brother Industries Ltd.	239,337	0.0
68,393		Canon, Inc.	1,523,103	0.2
11,900	(1)	Capcom Co., Ltd.	425,908	0.0
9,828		Central Japan Railway Co.	1,172,674	0.1
36,266	(1)	Chiba Bank Ltd.	234,070	0.0
44,042	(1)	Chubu Electric Power Co., Inc.	464,617	0.1
45,918		Chugai Pharmaceutical Co., Ltd.	1,133,836	0.1
74,509	(1)	Concordia Financial Group Ltd.	274,636	0.0
29,400		CyberAgent, Inc.	249,101	0.0
15,174	(1)	Dai Nippon Printing Co., Ltd.	424,849	0.0
20,700		Daifuku Co., Ltd.	384,341	0.0
66,983		Dai-ichi Life Holdings, Inc.	1,231,381	0.1
119,879		Daiichi Sankyo Co., Ltd.	4,372,904	0.4
16,998		Daikin Industries Ltd.	3,049,553	0.3
4,281	(1)	Daito Trust Construction Co., Ltd.	426,515	0.0
41,054		Daiwa House Industry Co., Ltd.	967,284	0.1
151		Daiwa House REIT Investment Corp.	309,400	0.0
91,221	(1)	Daiwa Securities Group, Inc.	428,248	0.0
29,667		Denso Corp.	1,674,626	0.2
13,903		Dentsu Group, Inc.	490,057	0.1
6,000		Disco Corp.	697,990	0.1
20,733		East Japan Railway Co.	1,147,397	0.1
17,279		Eisai Co., Ltd.	981,440	0.1
209,964	(1)	ENEOS Holdings, Inc.	736,661	0.1
65,465		Fanuc Ltd.	2,364,085	0.2
11,926		Fast Retailing Co., Ltd.	2,610,751	0.3
8,723		Fuji Electric Co. Ltd.	344,474	0.0
24,660		Fuji Film Holdings Corp.	1,251,815	0.1
13,413		Fujitsu Ltd.	1,812,502	0.2
306		GLP J-Reit	330,764	0.0
2,900		GMO Payment Gateway, Inc.	251,075	0.0
16,000		Hakuhodo DY Holdings, Inc.	181,399	0.0
9,642		Hamamatsu Photonics KK	520,107	0.1
15,657		Hankyu Hanshin Holdings, Inc.	464,262	0.1
1,400		Hikari Tsushin, Inc.	196,737	0.0
2,064		Hirose Electric Co., Ltd.	270,026	0.0
7,510	(1)	Hitachi Construction Machinery Co., Ltd.	175,038	0.0
66,291		Hitachi Ltd.	3,643,399	0.3
111,542	(1)	Honda Motor Co., Ltd.	2,950,416	0.3
7,400		Hoshizaki Corp.	273,388	0.0
24,437		Hoya Corp.	2,700,590	0.3
26,264		Hulic Co. Ltd.	216,028	0.0
7,800	(1)	Ibiden Co., Ltd.	312,806	0.0
14,255	(1)	Idemitsu Kosan Co., Ltd.	312,081	0.0
9,891	(1)	Iida Group Holdings Co. Ltd.	161,487	0.0
71,116		Inpex Corp.	752,587	0.1
39,868		Isuzu Motors Ltd.	476,462	0.1
81,316	(1)	Itochu Corp.	2,648,173	0.3
6,700		Itochu Techno-Solutions Corp.	165,088	0.0
9,878		Japan Airlines Co. Ltd.	192,602	0.0
34,314	(1)	Japan Exchange Group, Inc.	524,794	0.1
478		Japan Metropolitan Fund Invest	349,061	0.0
100,900	(1)	Japan Post Bank Co. Ltd.	824,097	0.1
162,600	(1)	Japan Post Holdings Co. Ltd.	1,319,658	0.1
13,700	(1)	Japan Post Insurance Co. Ltd.	213,526	0.0
85		Japan Real Estate Investment Corp.	338,746	0.0
82,102		Japan Tobacco, Inc.	1,734,286	0.2
33,602		JFE Holdings, Inc.	426,491	0.0
12,135		JSR Corp.	287,069	0.0
28,954		Kajima Corp.	349,401	0.0
48,162	(1)	Kansai Electric Power Co., Inc.	469,046	0.1
31,875		Kao Corp.	1,240,743	0.1
110,301		KDDI Corp.	3,401,437	0.3
7,068		Keio Corp.	248,191	0.0
8,798		Keisei Electric Railway Co., Ltd.	270,999	0.0
13,288		Keyence Corp.	6,512,565	0.6
9,934		Kikkoman Corp.	507,166	0.1
11,697	(1)	Kintetsu Group Holdings Co., Ltd.	376,806	0.0
56,256		Kirin Holdings Co., Ltd.	890,014	0.1
3,500		Kobayashi Pharmaceutical Co., Ltd.	214,058	0.0
10,300		Kobe Bussan Co. Ltd.	287,598	0.0
8,140	(1)	Koei Tecmo Holdings Co. Ltd.	147,118	0.0
14,300		Koito Manufacturing Co., Ltd.	271,074	0.0
63,283		Komatsu Ltd.	1,571,009	0.2
6,466	(1)	Konami Holdings Corp.	296,774	0.0
2,300		Kose Corp.	273,374	0.0
69,222		Kubota Corp.	1,049,498	0.1
7,148		Kurita Water Industries, Ltd.	327,429	0.0
21,994		Kyocera Corp.	1,147,338	0.1
18,514		Kyowa Kirin Co., Ltd.	404,189	0.0
5,200		Lasertec Corp.	923,933	0.1
19,592	(1)	Lixil Corp.	323,383	0.0
30,200		M3, Inc.	760,106	0.1
15,308	(1)	Makita Corp.	381,244	0.0
105,756	(1)	Marubeni Corp.	1,438,252	0.1
7,800		Matsumotokiyoshi Holdings Co., Ltd.	413,179	0.0
38,866		Mazda Motor Corp.	358,500	0.0
6,000		McDonald's Holdings Co. Japan Ltd.	249,445	0.0
15,176	(1)	MEIJI Holdings Co., Ltd.	360,935	0.0
24,800	(1)	Minebea Mitsumi, Inc.	473,593	0.1
19,500		MISUMI Group, Inc.	490,002	0.1
87,548	(1)	Mitsubishi Chemical Holdings Corp.	520,689	0.1
85,693	(1)	Mitsubishi Corp.	3,079,502	0.3
132,161		Mitsubishi Electric Corp.	1,579,342	0.2
77,027		Mitsubishi Estate Co., Ltd.	916,211	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

45,176	(1)	Mitsubishi HC Capital, Inc.	233,277	0.0
21,919	(1)	Mitsubishi Heavy Industries Ltd.	807,518	0.1
817,706		Mitsubishi UFJ Financial Group, Inc.	5,240,407	0.5
98,001		Mitsui & Co., Ltd.	3,054,676	0.3
12,614		Mitsui Chemicals, Inc.	325,701	0.0
62,019		Mitsui Fudosan Co., Ltd.	1,164,992	0.1
23,500	(1)	Mitsui OSK Lines Ltd.	589,325	0.1
165,006	(1)	Mizuho Financial Group, Inc.	2,337,734	0.2
17,400		MonotaRO Co. Ltd.	219,164	0.0
29,354	(1)	MS&AD Insurance Group Holdings, Inc.	909,706	0.1
39,344		Murata Manufacturing Co., Ltd.	2,397,830	0.2
16,820	(1)	NEC Corp.	649,339	0.1
32,600		Nexon Co. Ltd.	778,448	0.1
16,569	(1)	NGK Insulators Ltd.	219,713	0.0
30,584		Nidec Corp.	1,591,622	0.2
21,100	(1)	Nihon M&A Center Holdings, Inc.	158,152	0.0
5,322		Niippon Express Holdings, Inc.	321,131	0.0
75,540		Nintendo Co., Ltd.	2,934,094	0.3
105		Nippon Building Fund, Inc.	437,067	0.0
56,785		Nippon Paint Holdings Co., Ltd.	533,955	0.1
146		Nippon Prologis REIT, Inc.	309,089	0.0
12,025		Nippon Sanso Holdings Corp.	217,251	0.0
3,400		Nippon Shinyaku Co., Ltd.	150,026	0.0
55,280	(1)	Nippon Steel Corp.	1,303,585	0.1
81,796	(1)	Nippon Telegraph & Telephone Corp.	2,444,289	0.2
33,109	(1)	Nippon Yusen KK	773,372	0.1
8,700	(1)	Nissan Chemical Corp.	395,128	0.0
158,792	(1)	Nissan Motor Co., Ltd.	600,962	0.1
13,567	(1)	Nisshin Seifun Group, Inc.	158,773	0.0
4,217		Nissin Food Products Co., Ltd.	385,602	0.0
5,506		Nitori Co., Ltd.	664,915	0.1
9,742	(1)	Nitto Denko Corp.	630,515	0.1
199,126		Nomura Holdings, Inc.	767,694	0.1
8,145		Nomura Real Estate Holdings, Inc.	180,360	0.0
290		Nomura Real Estate Master Fund, Inc.	324,970	0.0
27,168		Nomura Research Institute Ltd.	635,398	0.1
43,220	(1)	NTT Data Corp.	568,194	0.1
44,415	(1)	Obayashi Corp.	339,883	0.0
4,800		Obic Co., Ltd.	760,289	0.1
20,127		Odakyu Electric Railway Co., Ltd.	261,859	0.0
55,526	(1)	Oji Holdings Corp.	219,847	0.0
83,528		Olympus Corp.	1,466,983	0.1
12,723		Omron Corp.	744,638	0.1
24,790		Ono Pharmaceutical Co., Ltd.	516,579	0.1
5,400		Open House Group Co. Ltd.	202,501	0.0
2,600		Oracle Corp. Japan	187,774	0.0
68,400		Oriental Land Co., Ltd.	2,341,964	0.2
81,763		ORIX Corp.	1,348,110	0.1
25,665		Osaka Gas Co., Ltd.	421,620	0.0
7,822		Otsuka Corp.	277,797	0.0
26,746		Otsuka Holdings Co. Ltd.	849,175	0.1
26,068		Pan Pacific International Holdings Corp.	504,318	0.1
151,131		Panasonic Holdings Corp.	1,352,187	0.1
12,100	(1)	Persol Holdings Co. Ltd.	243,633	0.0
59,770	(1)	Rakuten Group, Inc.	278,755	0.0
98,600		Recruit Holdings Co. Ltd.	2,712,391	0.3
80,400	(2)	Renesas Electronics Corp.	1,164,257	0.1
147,813	(1)	Resona Holdings, Inc.	713,071	0.1
37,532	(1)	Ricoh Co., Ltd.	281,533	0.0
5,950		Rohm Co., Ltd.	495,912	0.1
16,770	(1)	SBI Holdings, Inc.	333,050	0.0
10,900		SCSK Corp.	159,597	0.0
14,406		Secom Co., Ltd.	887,809	0.1
19,116	(1)	Seiko Epson Corp.	273,130	0.0
25,019		Sekisui Chemical Co., Ltd.	355,331	0.0
42,185		Sekisui House Ltd.	859,783	0.1
51,571		Seven & I Holdings Co., Ltd.	2,329,675	0.2
19,700		SG Holdings Co. Ltd.	292,115	0.0
16,100	(1),(2)	Sharp Corp.	113,835	0.0
16,172		Shimadzu Corp.	507,681	0.1
4,955		Shimano, Inc.	859,127	0.1
37,792	(1)	Shimizu Corp.	214,176	0.0
126,445	(1)	Shin-Etsu Chemical Co., Ltd.	4,104,537	0.4
18,132		Shionogi & Co., Ltd.	817,853	0.1
27,362		Shiseido Co., Ltd.	1,282,819	0.1
30,581	(1)	Shizuoka Financial Group, Inc.	219,600	0.0
3,936		SMC Corp.	2,086,538	0.2
196,500	(1)	SoftBank Corp.	2,268,357	0.2
82,492	(1)	SoftBank Group Corp.	3,243,051	0.3
21,413	(1)	Sompo Holdings, Inc.	848,493	0.1
86,270		Sony Group Corp.	7,857,763	0.7
5,900	(1)	Square Enix Holdings Co., Ltd.	283,529	0.0
42,135		Subaru Corp.	672,627	0.1
24,000		Sumco Corp.	361,055	0.0
101,971	(1)	Sumitomo Chemical Co., Ltd.	343,334	0.0
77,055	(1)	Sumitomo Corp.	1,365,057	0.1
48,833		Sumitomo Electric Industries Ltd.	627,354	0.1
16,880	(1)	Sumitomo Metal Mining Co., Ltd.	645,895	0.1
89,351	(1)	Sumitomo Mitsui Financial Group, Inc.	3,575,610	0.3
22,685	(1)	Sumitomo Mitsui Trust Holdings, Inc.	779,365	0.1
21,196		Sumitomo Realty & Development Co., Ltd.	478,637	0.1
9,534		Suntory Beverage & Food Ltd.	355,127	0.0
25,244		Suzuki Motor Corp.	919,321	0.1
11,438		Sysmex Corp.	750,694	0.1
36,311		T&D Holdings, Inc.	450,034	0.1
12,361	(1)	Taisei Corp.	382,435	0.0
102,822	(1)	Takeda Pharmaceutical Co., Ltd.	3,377,041	0.3
26,636	(1)	TDK Corp.	956,130	0.1
44,128		Terumo Corp.	1,193,456	0.1
15,500		TIS, Inc.	409,907	0.0
12,885		Tobu Railway Co., Ltd.	308,477	0.0
7,700		Toho Co., Ltd.	295,210	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

125,564	(1)	Tokio Marine Holdings, Inc.	2,416,474	0.2
104,466	(2)	Tokyo Electric Power Co., Inc.	373,175	0.0
30,795	(1)	Tokyo Electron Ltd.	3,762,105	0.4
26,772		Tokyo Gas Co., Ltd.	503,132	0.1
36,294		Tokyu Corp.	483,151	0.1
17,916		Toppan, Inc.	361,049	0.0
94,903		Toray Industries, Inc.	542,914	0.1
26,661		Toshiba Corp.	895,265	0.1
17,800		Tosoh Corp.	241,893	0.0
9,734		Toto Ltd.	326,125	0.0
10,005		Toyota Industries Corp.	557,389	0.1
725,490		Toyota Motor Corp.	10,327,647	1.0
14,554		Toyota Tsusho Corp.	620,543	0.1
9,153		Trend Micro, Inc.	449,050	0.1
27,578		Unicharm Corp.	1,133,614	0.1
14,026		USS Co., Ltd.	243,345	0.0
6,600		Welcia Holdings Co. Ltd.	141,297	0.0
15,021	(1)	West Japan Railway Co.	618,739	0.1
8,785		Yakult Honsha Co., Ltd.	638,321	0.1
9,607	(1)	Yamaha Corp.	371,060	0.0
20,404		Yamaha Motor Co., Ltd.	533,989	0.1
19,501		Yamato Holdings Co., Ltd.	334,740	0.0
16,442		Yaskawa Electric Corp.	721,145	0.1
15,573		Yokogawa Electric Corp.	253,583	0.0
182,844	(1)	Z Holdings Corp.	518,445	0.1
8,700		ZOZO, Inc.	198,986	0.0
			227,267,919	21.3

		Luxembourg: 0.1%
9,221		Eurofins Scientific SE	617,438	0.1
32,304		Tenaris S.A.	457,724	0.0
			1,075,162	0.1

		Macau: 0.1%
149,159	(2)	Galaxy Entertainment Group Ltd.	997,749	0.1
166,002	(2)	Sands China Ltd.	576,690	0.0
			1,574,439	0.1

		Netherlands: 6.4%
27,630	(3)	ABN AMRO Bank NV	438,143	0.0
1,484	(2),(3)	Adyen NV	2,364,658	0.2
122,659	(1)	Aegon NV	526,597	0.0
11,352	(2)	AerCap Holdings NV	638,323	0.1
40,441	(1)	Airbus SE	5,401,627	0.5
12,424		Akzo Nobel NV	971,743	0.1
36,030		ArcelorMittal SA	1,091,580	0.1
3,785	(1),(2)	Argenx SE	1,405,587	0.1
3,207		ASM International NV	1,301,730	0.1
27,578		ASML Holding NV	18,793,057	1.8
5,862	(3)	Euronext NV	448,884	0.0
7,419	(2)	EXOR NV	611,770	0.1
7,882		Heineken Holding NV	723,162	0.1
17,732		Heineken NV	1,905,326	0.2
3,899	(1)	IMCD NV	637,551	0.1
254,930		ING Groep NV	3,027,395	0.3
6,879		JDE Peet's NV	200,086	0.0
12,718	(1),(2),(3)	Just Eat Takeaway.com NV	242,699	0.0
71,538		Koninklijke Ahold Delhaize NV	2,444,115	0.2
11,957		Koninklijke DSM NV	1,415,050	0.1
225,979		Koninklijke KPN NV	798,516	0.1
60,838		Koninklijke Philips NV	1,117,410	0.1
19,086		NN Group NV	693,014	0.1
7,207		OCI NV	244,317	0.0
15,577	(2)	QIAGEN NV	709,481	0.1
8,180	(1)	Randstad NV	485,605	0.0
482,819		Shell PLC	13,759,591	1.3
37,377		Stellantis NV (STLAM)	679,743	0.1
116,501		Stellantis NV (STLAP)	2,117,152	0.2
49,625		Universal Music Group NV	1,256,746	0.1
17,617		Wolters Kluwer NV	2,223,919	0.2
			68,674,577	6.4

		New Zealand: 0.2%
85,642	(2)	Auckland International Airport Ltd.	466,063	0.0
39,510		Fisher & Paykel Healthcare Corp. Ltd.	660,486	0.1
47,408		Mercury NZ Ltd.	187,517	0.0
88,288		Meridian Energy Ltd.	290,453	0.0
128,142		Spark New Zealand Ltd.	405,980	0.0
9,245	(2)	Xero Ltd.	560,722	0.1
			2,571,221	0.2

		Norway: 0.7%
19,936	(2)	Adevinta ASA	141,527	0.0
21,618		Aker BP ASA	530,182	0.1
63,636		DNB Bank ASA	1,138,814	0.1
65,170		Equinor ASA	1,852,680	0.2
13,682	(1)	Gjensidige Forsikring ASA	223,732	0.0
6,065		Kongsberg Gruppen ASA	245,164	0.0
28,300		Mowi ASA	523,437	0.1
92,000		Norsk Hydro ASA	686,635	0.1
51,381		Orkla ASA	364,420	0.0
4,468	(1)	Salmar ASA	194,625	0.0
47,868		Telenor ASA	561,260	0.1
11,327		Yara International ASA	492,278	0.0
			6,954,754	0.7

		Portugal: 0.2%
200,396		EDP - Energias de Portugal SA	1,091,945	0.1
34,291		Galp Energia SGPS SA	388,014	0.0
19,372		Jeronimo Martins SGPS SA	454,718	0.1
			1,934,677	0.2

		Russia: –%
5,115	(2),(4)	TCS Group Holding PLC GDR	–	–

		Singapore: 1.5%
363,140		CapitaLand Integrated Commercial Trust	541,598	0.1
177,996		Capitaland Investment Ltd./Singapore	493,853	0.1
229,937		CapLand Ascendas REIT	495,793	0.1
27,981		City Developments Ltd.	155,265	0.0
123,920		DBS Group Holdings Ltd.	3,080,867	0.3
413,712		Genting Singapore Ltd.	349,176	0.0
90,369	(2)	Grab Holdings Ltd.	272,011	0.0
6,800		Jardine Cycle & Carriage Ltd.	160,133	0.0
99,604		Keppel Corp., Ltd.	422,592	0.1
230,294		Mapletree Logistics Trust	297,071	0.0
161,200		Mapletree Pan Asia Commercial Trust	218,558	0.0
231,622		Oversea-Chinese Banking Corp., Ltd.	2,159,131	0.2
24,720	(2)	Sea Ltd. ADR	2,139,516	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

1,935,298	(2)	SembCorp Marine Ltd.	173,694	0.0
91,700		Singapore Airlines Ltd.	395,545	0.0
58,651		Singapore Exchange Ltd.	415,337	0.0
106,806		Singapore Technologies Engineering Ltd.	294,022	0.0
564,850		Singapore Telecommunications Ltd.	1,046,595	0.1
80,756		United Overseas Bank Ltd.	1,811,280	0.2
31,800		UOL Group Ltd.	166,037	0.0
19,000		Venture Corp. Ltd.	252,880	0.0
131,376		Wilmar International Ltd.	416,214	0.1
			15,757,168	1.5

		Spain: 2.6%
1,689		Acciona SA	338,882	0.0
14,831		ACS Actividades de Construccion y Servicios SA	472,365	0.1
5,131	(2),(3)	Aena SME SA	829,729	0.1
30,818	(2)	Amadeus IT Group SA	2,067,390	0.2
412,517	(1)	Banco Bilbao Vizcaya Argentaria SA	2,949,246	0.3
1,148,897		Banco Santander SA	4,281,362	0.4
303,284	(1)	CaixaBank SA	1,183,405	0.1
38,664	(3)	Cellnex Telecom SA	1,503,559	0.1
4,505	(1)	Corp ACCIONA Energias Renovables SA	174,712	0.0
17,300	(1)	EDP Renovaveis S.A.	396,275	0.0
17,026	(1)	Enagas	327,168	0.0
21,729		Endesa S.A.	471,952	0.1
33,336		Ferrovial SA - FERE	981,663	0.1
20,406	(1),(2)	Grifols SA	201,985	0.0
420,357		Iberdrola S.A. - IBEE	5,236,748	0.5
74,623	(1)	Industria de Diseno Textil SA	2,506,987	0.2
9,950	(1)	Naturgy Energy Group SA	299,531	0.0
27,761		Red Electrica Corp. SA	488,493	0.1
94,227		Repsol SA	1,449,017	0.1
355,573		Telefonica S.A.	1,531,395	0.2
			27,691,864	2.6

		Sweden: 3.1%
19,819	(1)	Alfa Laval AB	707,679	0.1
68,567		Assa Abloy AB	1,642,350	0.2
183,752	(1)	Atlas Copco AB - A Shares	2,327,834	0.2
106,779		Atlas Copco AB - B Shares	1,228,251	0.1
18,711		Boliden AB	735,047	0.1
15,044	(1)	Electrolux AB	182,851	0.0
44,848	(1),(2)	Embracer Group AB	210,218	0.0
45,083		Epiroc AB-A	894,899	0.1
26,678		Epiroc AB-B	454,872	0.1
24,320	(1)	EQT AB	496,794	0.1
41,661	(1)	Essity AB	1,190,001	0.1
12,508	(3)	Evolution AB	1,675,803	0.2
43,165	(1),(2)	Fastighets AB Balder	177,347	0.0
15,648	(1)	Getinge AB	381,628	0.0
49,962	(1)	H & M Hennes & Mauritz AB	714,334	0.1
133,154		Hexagon AB	1,532,524	0.2
6,418	(1)	Holmen AB	247,429	0.0
28,706	(1)	Husqvarna AB - B Shares	249,162	0.0
8,920	(1)	Industrivarden AB-Class A	241,086	0.0
10,535	(1)	Industrivarden AB-Class C	284,069	0.0
18,692	(1)	Indutrade AB	397,784	0.0
10,128	(1)	Investment AB Latour	206,187	0.0
34,116	(1)	Investor AB-A SHS	696,136	0.1
124,638		Investor AB-B SHS	2,482,863	0.2
16,602	(1),(2)	Kinnevik AB	248,248	0.0
15,947	(1)	Lifco AB	343,859	0.0
5,199	(1)	Lundbergforetagen AB	235,449	0.0
103,674		Nibe Industrier AB	1,181,793	0.1
13,043	(1)	Sagax AB	300,646	0.0
72,940	(1)	Sandvik AB	1,548,210	0.2
33,661	(1)	Securitas AB	299,436	0.0
110,545	(1)	Skandinaviska Enskilda Banken AB	1,220,226	0.1
23,274	(1)	Skanska AB	356,480	0.0
26,225	(1)	SKF AB - B Shares	516,552	0.1
41,447	(1)	Svenska Cellulosa AB SCA	545,879	0.1
99,781	(1)	Svenska Handelsbanken AB	864,190	0.1
61,952	(1)	Swedbank AB	1,018,777	0.1
11,757	(2)	Swedish Orphan Biovitrum AB	273,945	0.0
38,831	(1)	Tele2 AB	386,488	0.0
199,672	(1)	Telefonaktiebolaget LM Ericsson	1,170,442	0.1
181,850	(1)	Telia Co. AB	461,765	0.1
13,699	(1)	Volvo AB	294,664	0.0
103,233	(1)	Volvo AB - B Shares	2,127,287	0.2
40,766	(1),(2)	Volvo Car AB	178,338	0.0
			32,929,822	3.1

		Switzerland: 10.4%
107,526	(1)	ABB Ltd.	3,699,058	0.3
10,946	(1)	Adecco Group AG	398,709	0.0
34,184		Alcon, Inc.	2,426,638	0.2
2,270	(1)	Bachem Holding AG	228,276	0.0
3,133		Baloise Holding AG	487,859	0.0
2,061	(1)	Banque Cantonale Vaudoise	194,489	0.0
244		Barry Callebaut AG	516,980	0.1
1,445		BKW AG	227,195	0.0
71		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	838,556	0.1
7		Chocoladefabriken Lindt & Spruengli AG - Registered	829,053	0.1
35,710		Cie Financiere Richemont SA	5,726,319	0.5
14,760		Clariant AG	244,859	0.0
13,792		Coca-Cola HBC AG	377,557	0.0
246,407	(1)	Credit Suisse Group AG	221,280	0.0
480		EMS-Chemie Holding AG	396,782	0.0
2,454	(1)	Geberit AG - Reg	1,370,430	0.1
632	(1)	Givaudan	2,057,027	0.2
704,627		Glencore PLC	4,054,556	0.4
37,922		Holcim AG	2,445,641	0.2
14,626		Julius Baer Group Ltd.	999,079	0.1
3,717	(1)	Kuehne & Nagel International AG	1,107,054	0.1
11,842	(1)	Logitech International SA	691,177	0.1
5,094		Lonza Group AG	3,066,586	0.3
188,126		Nestle SA	22,938,309	2.2
147,994		Novartis AG	13,588,592	1.3
1,553	(1)	Partners Group	1,462,495	0.1
1,825		Roche Holding AG-BR	548,396	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

48,062		Roche Holding AG-GENUSSCHEIN	13,733,361	1.3
2,785	(1)	Schindler Holding AG - Part Cert	617,094	0.1
1,606		Schindler Holding AG - Reg	339,859	0.0
436		SGS SA	961,707	0.1
20,921	(1)	SIG Group AG	538,992	0.1
9,991		Sika AG	2,802,430	0.3
3,556		Sonova Holding AG - Reg	1,048,980	0.1
46,755		STMicroelectronics NV-STM1	2,491,290	0.2
7,636		Straumann Holding AG	1,145,283	0.1
1,979	(1)	Swatch Group AG - BR	681,549	0.1
3,599		Swatch Group AG - Reg	228,200	0.0
2,109		Swiss Life Holding AG	1,301,478	0.1
5,248	(1)	Swiss Prime Site AG	436,411	0.0
20,634		Swiss Re Ltd.	2,119,804	0.2
1,772		Swisscom AG	1,130,841	0.1
4,356		Temenos AG	303,117	0.0
229,063		UBS Group AG	4,847,156	0.5
1,847	(1),(3)	VAT Group AG	667,291	0.1
10,293		Zurich Insurance Group AG	4,932,392	0.5
			111,470,187	10.4

		United Arab Emirates: –%
19,351	(4)	NMC Health PLC	–	–

		United Kingdom: 13.0%
66,582		3i Group PLC	1,387,795	0.1
138,749	(1)	Abrdn PLC	349,212	0.0
12,539		Admiral Group Plc	314,864	0.0
86,928		Anglo American PLC	2,891,341	0.3
26,977		Antofagasta PLC	528,409	0.1
30,040		Ashtead Group PLC	1,844,594	0.2
24,340		Associated British Foods PLC	584,106	0.1
106,002		AstraZeneca PLC	14,686,957	1.4
63,759	(3)	Auto Trader Group PLC	486,332	0.0
191,758		Aviva PLC	957,852	0.1
211,319		BAE Systems PLC	2,556,130	0.2
1,084,640		Barclays PLC	1,952,238	0.2
68,529		Barratt Developments PLC	394,367	0.0
7,436		Berkeley Group Holdings PLC	385,242	0.0
1,241,446		BP PLC	7,846,547	0.7
145,482		British American Tobacco PLC	5,099,759	0.5
60,246		British Land Co. PLC	288,979	0.0
475,530		BT Group PLC	856,582	0.1
23,096		Bunzl PLC	872,391	0.1
26,326		Burberry Group PLC	842,949	0.1
70,003		CNH Industrial NV	1,071,133	0.1
10,955		Coca-Cola Europacific Partners PLC	648,170	0.1
3,110		Coca-Cola European Partners PLC - USD	184,081	0.0
120,179		Compass Group PLC	3,020,269	0.3
13,070		CRH PLC - London	660,218	0.1
9,552		Croda International PLC	767,724	0.1
155,523		Diageo PLC	6,940,903	0.7
40,283		Entain PLC	625,597	0.1
63,020		Experian PLC	2,075,095	0.2
278,248		GSK PLC	4,916,428	0.5
347,453		Haleon PLC	1,380,228	0.1
25,971		Halma PLC	716,965	0.1
24,336		Hargreaves Lansdown PLC	241,083	0.0
11,299		Hikma Pharmaceuticals PLC	234,197	0.0
1,366,019		HSBC Holdings PLC	9,284,103	0.9
61,250		Imperial Brands PLC	1,408,478	0.1
97,493		Informa PLC	835,653	0.1
11,994		InterContinental Hotels Group PLC	785,191	0.1
11,041		Intertek Group PLC	552,982	0.1
120,311		J Sainsbury Plc	414,010	0.0
176,433		JD Sports Fashion PLC	388,543	0.0
12,550		Johnson Matthey PLC	307,679	0.0
133,612		Kingfisher PLC	431,900	0.0
48,192		Land Securities Group PLC	369,946	0.0
408,604		Legal & General Group PLC	1,208,484	0.1
4,602,483		Lloyds Banking Group Plc	2,706,008	0.3
25,850		London Stock Exchange Group PLC	2,510,790	0.2
152,584		M&G PLC	373,987	0.0
277,361		Melrose Industries PLC	571,237	0.1
33,216		Mondi PLC	527,368	0.0
250,396		National Grid PLC	3,387,090	0.3
363,575		NatWest Group PLC	1,186,350	0.1
8,843		Next PLC	718,754	0.1
40,190	(1),(2)	Ocado Group PLC	266,113	0.0
44,214		Pearson PLC	462,694	0.0
21,845		Persimmon PLC	339,201	0.0
51,319		Phoenix Group Holdings PLC	346,731	0.0
188,079		Prudential PLC	2,575,095	0.2
48,959		Reckitt Benckiser Group PLC	3,724,659	0.3
131,026		Relx PLC (GBP Exchange)	4,243,507	0.4
172,395		Rentokil Initial Plc	1,259,950	0.1
76,932		Rio Tinto PLC	5,221,961	0.5
572,423	(2)	Rolls-Royce Holdings PLC	1,054,319	0.1
60,655	(1)	Schroders PLC	345,881	0.0
82,732		Segro PLC	788,084	0.1
17,208		Severn Trent PLC	611,275	0.1
59,564		Smith & Nephew PLC	827,967	0.1
24,251		Smiths Group PLC	514,331	0.0
5,036		Spirax-Sarco Engineering PLC	739,396	0.1
73,943		SSE PLC	1,649,944	0.2
37,229		St. James's Place PLC	558,636	0.1
168,324		Standard Chartered PLC	1,275,732	0.1
241,621		Taylor Wimpey PLC	355,464	0.0
506,361		Tesco PLC	1,660,061	0.2
69,753		The Sage Group PLC	669,377	0.1
43,328		Unilever PLC	2,242,920	0.2
130,088		Unilever PLC - ULVRL	6,740,997	0.6
46,648		United Utilities Group PLC	610,501	0.1
1,782,899		Vodafone Group PLC	1,966,700	0.2
13,821		Whitbread PLC	510,563	0.0
73,262		WPP PLC	870,415	0.1
			139,009,764	13.0

	Total Common Stock
	(Cost $609,492,670)		1,044,988,818	98.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

PREFERRED STOCK: 0.5%
		Germany: 0.5%
4,064		Bayerische Motoren Werke AG	415,417	0.0
7,790	(2)	Dr Ing hc F Porsche AG	999,845	0.1
12,188		Henkel AG & Co. KGaA	953,520	0.1
10,475		Porsche AG	601,341	0.0
1,665		Sartorius AG	701,728	0.1
12,696		Volkswagen AG	1,732,660	0.2

	Total Preferred Stock
	(Cost $3,770,514)		5,404,511	0.5

	Total Long-Term Investments
	(Cost $613,263,184)		1,050,393,329	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.5%
		Repurchase Agreements: 9.5%
4,285,206	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $4,286,904, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $4,370,910, due 11/01/49-02/01/51)	4,285,206	0.4
19,994,941	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $20,002,879, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $20,394,840, due 04/25/23-02/20/73)	19,994,941	1.9
2,108,206	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $2,109,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,150,371, due 06/30/24-12/01/52)	2,108,206	0.2
13,792,140	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $13,797,672, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $14,073,704, due 04/04/23-02/15/53)	13,792,140	1.3
2,107,697	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/23, 4.90%, due 04/03/23 (Repurchase Amount $2,108,546, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,149,851, due 04/13/23-02/15/53)	2,107,697	0.2
5,848,240	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/23, 4.87%, due 04/03/23 (Repurchase Amount $5,850,581, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $5,967,626, due 04/04/23-01/20/73)	5,848,240	0.6
10,000,000	(5)	National Bank Financial, Repurchase Agreement dated 03/31/23, 4.84%, due 04/03/23 (Repurchase Amount $10,003,978, collateralized by various U.S. Government Securities, 0.000%-4.768%, Market Value plus accrued interest $10,199,995, due 04/03/23-09/09/49)	10,000,000	0.9
30,075,745	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $30,087,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $30,677,260, due 04/06/23-02/20/53)	30,075,745	2.8

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

12,871,271	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $12,876,465, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,128,700, due 07/15/25-02/15/51)	12,871,271	1.2

	Total Repurchase Agreements
	(Cost $101,083,446)		101,083,446	9.5

		Time Deposits: 2.3%
3,090,000	(5)	Barclays Bank PLC, 4.840%, 04/03/2023	3,090,000	0.3
3,100,000	(5)	Canadian Imperial Bank of Commerce, 4.800%, 04/03/2023	3,100,000	0.3
3,080,000	(5)	Credit Agricole, 4.800%, 04/03/2023	3,080,000	0.2
3,090,000	(5)	HSBC Holdings PLC, 4.880%, 04/03/2023	3,090,000	0.3
3,100,000	(5)	Landesbank Baden-Wurttemberg, 4.820%, 04/03/2023	3,100,000	0.3
3,100,000	(5)	Mizuho Financial Group Inc., 4.820%, 04/03/2023	3,100,000	0.3
3,090,000	(5)	Royal Bank of Canada, 4.810%, 04/03/2023	3,090,000	0.3
3,090,000	(5)	Svenska Handelsbanken AB, 4.770%, 04/03/2023	3,090,000	0.3

	Total Time Deposits
	(Cost $24,740,000)		24,740,000	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
8,045,000	(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $8,045,000)	8,045,000	0.7

	Total Short-Term Investments
	(Cost $133,868,446)		133,868,446	12.5

	Total Investments in Securities (Cost $747,131,630)		$1,184,261,775	111.0
	Liabilities in Excess of Other Assets		(117,394,869)	(11.0)
	Net Assets		$1,066,866,906	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2023.

Sector Diversification	Percentage of Net Assets
Financials	17.8%
Industrials	15.4
Health Care	13.0
Consumer Discretionary	12.0
Consumer Staples	10.3
Information Technology	7.8
Materials	7.6
Energy	4.4
Communication Services	4.4
Utilities	3.4
Real Estate	2.4
Short-Term Investments	12.5
Liabilities in Excess of Other Assets	(11.0)
Net Assets	100.0%

            Portfolio holdings are subject to change daily.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$77,376,033	$–	$77,376,033
Austria	–	1,917,066	–	1,917,066
Belgium	–	9,231,953	–	9,231,953
China	211,496	5,439,486	–	5,650,982
Denmark	–	32,118,306	–	32,118,306
Finland	–	12,728,476	–	12,728,476
France	–	121,217,656	–	121,217,656
Germany	–	84,617,188	–	84,617,188
Hong Kong	–	25,634,112	–	25,634,112
Ireland	–	8,512,862	–	8,512,862
Israel	2,367,645	4,711,899	–	7,079,544
Italy	347,111	21,645,975	–	21,993,086
Japan	249,445	227,018,474	–	227,267,919
Luxembourg	–	1,075,162	–	1,075,162
Macau	–	1,574,439	–	1,574,439
Netherlands	838,409	67,836,168	–	68,674,577
New Zealand	–	2,571,221	–	2,571,221
Norway	–	6,954,754	–	6,954,754
Portugal	–	1,934,677	–	1,934,677
Russia	–	–	–	–
Singapore	2,411,527	13,345,641	–	15,757,168
Spain	–	27,691,864	–	27,691,864
Sweden	–	32,929,822	–	32,929,822
Switzerland	–	111,470,187	–	111,470,187
United Arab Emirates	–	–	–	–
United Kingdom	184,081	138,825,683	–	139,009,764
Total Common Stock	6,609,714	1,038,379,104	–	1,044,988,818
Preferred Stock	–	5,404,511	–	5,404,511
Short-Term Investments	8,045,000	125,823,446	–	133,868,446
Total Investments, at fair value	$14,654,714	$1,169,607,061	$–	$1,184,261,775
Other Financial Instruments+
Futures	567,510	–	–	567,510
Total Assets	$15,222,224	$1,169,607,061	$–	$1,184,829,285

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	190	06/16/23	$19,916,750	$567,510
			$19,916,750	$567,510

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $834,421,114.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$419,841,113
Gross Unrealized Depreciation	(67,229,109)
Net Unrealized Appreciation	$352,612,004